SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 2,786,610	$ 3,617,500	$ 8,619,354	$ 6,207,431	$ 10,212,377	$ 937,069
Cost of revenue	1,825,423	2,174,697	5,563,100	3,925,013	5,912,001	1,749,034
Net income (loss)	(1,385,042)	2,986,798	(4,881,030)	(8,538,360)	(14,028,165)	(5,377,489)
Total assets	15,960,042		15,960,042		15,453,753	10,821,717
Depreciation and amortization			1,329,255	1,012,304
Derivative expense			176,790	3,572,107
Interest expense	$ 248,158	$ 1,287,966	1,082,259	2,565,404
TPT SpeedConnect
Revenues			7,683,928	4,762,827
Cost of revenue			4,876,775	3,003,849
Net income (loss)			880,554	926,279	1,124,210	0
Total assets					8,003,380	0
Depreciation and amortization			390,422	147,056
Derivative expense			0	0
Interest expense			135,500	0
Blue Collar
Revenues			877,607	888,191
Cost of revenue			418,968	567,897
Net income (loss)			(174,388)	(251,079)	428,758	(464,494)
Total assets					476,268	101,164
Depreciation and amortization			83,502	15,422
Derivative expense			0	0
Interest expense			28,172	85,647
Corporate and other
Revenues			57,819	556,413
Cost of revenue			267,357	353,267
Net income (loss)			(5,597,196)	(9,213,560)	(15,581,133)	(4,912,995)
Total assets					6,974,105	10,720,553
Depreciation and amortization			855,331	849,826
Derivative expense			176,790	3,572,107
Interest expense			$ 918,587	$ 2,479,757